Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Vanguard Trustees’ Equity Fund
Entity Central Index Key	0000313850
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000012145 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard International Value Fund
Class Name	Investor Shares
Trading Symbol	VTRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard International Value Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$18	0.34%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.34%	[1]
Net Assets	$ 11,322,000,000
Holdings Count | Holding	194
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of April 30, 2026)
Fund Net Assets (in millions)	$11,322
Number of Portfolio Holdings	194
Portfolio Turnover Rate	23%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of April 30, 2026)
Asia	35.4%
Europe	47.4%
North America	9.3%
Oceania	1.4%
South America	1.8%
Other Assets and Liabilities—Net	4.7%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.
This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000032457 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Diversified Equity Fund
Class Name	Investor Shares
Trading Symbol	VDEQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Diversified Equity Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$18	0.35%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[2]
Net Assets	$ 2,927,000,000
Holdings Count | Holding	7
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of April 30, 2026)
Fund Net Assets (in millions)	$2,927
Number of Portfolio Holdings	7
Portfolio Turnover Rate	6%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of April 30, 2026)
Vanguard U.S. Growth Fund Investor Shares	29.7%
Vanguard Growth and Income Fund Investor Shares	20.1%
Vanguard WindsorTM Fund Investor Shares	20.1%
Vanguard Windsor II Fund Investor Shares	15.1%
Vanguard ExplorerTM Fund Investor Shares	10.3%
Vanguard Mid-Cap Growth Fund	4.8%
Other Assets and Liabilities—Net	(0.1%)
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature

[1]	Annualized.
[2]	Annualized.